Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of other comprehensive income to income - Cash flow hedges [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of other comprehensive income to income [Line Items]
Cash flow hedge net gain (loss)	$ (43,286)	$ (25,694)	$ (3,148)
Bond Hedging derivatives [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of other comprehensive income to income [Line Items]
Cash flow hedge net gain (loss)	(826)	(3,248)	(3,149)
Interbank loans hedging derivatives [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of other comprehensive income to income [Line Items]
Cash flow hedge net gain (loss)	(4,762)	(286)	1
Mortgage loans hedging derivatives [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of other comprehensive income to income [Line Items]
Cash flow hedge net gain (loss)	$ (37,698)	$ (22,160)